Long -Term Borrowings - Schedule of Maturities of Long-term Borrowings (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 1,498,390
2025	10,487
2026	0
2027	0
2028	0
2029 and thereafter	280,226
Total	$ 1,789,103